Long-Term Investment (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of long-term investment consisted of equity investments accounted for using the equity method
	As of December 31,
	2022	2021
Equity investments accounted for using the equity method
Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”)	$2,887,272	$-